                                   SUPPLEMENT
                            DATED SEPTEMBER 15, 2006
                                     TO THE
                          MLIG VARIABLE INSURANCE TRUST
                       STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 1, 2006

ROSZEL/BKF LARGE CAP VALUE PORTFOLIO

On September 14, 2006, the board of trustees (the "board") for the MLIG Variable Insurance Trust voted to replace BKF Asset Management, Inc. ("BKF") with Davis Selected Advisers, L.P. ("Davis Advisors"). In connection with the replacement of BKF with Davis Advisors, the board approved changing the name of the Roszel/BKF Large Cap Value Portfolio to the Roszel/Davis Large Cap Value Portfolio.

This supplement describes the primary investment strategies and the principal risks of the Roszel/Davis Large Cap Value Portfolio. It also provides information about the new investment subadviser, Davis Advisors, including practices and techniques that Davis Advisors may use in managing the Portfolio's assets.

In general, wherever they appear throughout the Statement of Additional Information ("SAI"), references to the Roszel/BKF Large Cap Value Portfolio should be replaced with references to the Roszel/Davis Large Cap Value Portfolio and references to BKF should be replaced with references to Davis Advisors.

On page 40 of the SAI, the information about BKF Asset Management, Inc. should be replaced with the following:

Davis Selected Advisers, L.P.            Davis Advisors was established in 1969.  Davis Investments, LLC, an entity controlled by Christopher C. Davis, is the Adviser's sole general partner. Davis Advisors had approximately $69 billion in assets under management as of December 31, 2005.  Its principal business address is
                                         2949 E. Elvira Rd, Suite 101, Tucson, AZ 85706

On page 43 of the SAI, the second row of the table should be replaced with the following:

Roszel/Davis Large Cap Value        Davis Selected Advisers, L.P.          September 14, 2006
Portfolio


On page 45 of the SAI, the second row of the table should be replaced with the following:


Roszel/Davis Large Cap Value        Davis Selected Advisers, L.P.          0.40%
Portfolio

Code: 101818-0906

On pages 51-52 of the SAI, the information about BKF Asset Management Company should be replaced with the following:

DAVIS SELECTED ADVISERS, L.P.

POTENTIAL CONFLICTS OF INTEREST. Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one portfolio or other account. More specifically, portfolio managers who manage multiple portfolios and/or other accounts are presented with the following potential conflicts:

         >> The management of multiple portfolios and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each portfolio and/or other account. Davis Advisors seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the portfolios.

         >> If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one portfolio or other account, a portfolio may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible portfolios and other accounts. To deal with these situations, Davis Advisors has adopted procedures for allocating portfolio transactions across multiple accounts.

         >> With respect to securities transactions for the portfolios, Davis Advisors determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as mutual funds, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), Davis Advisors may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, Davis Advisors may place separate, non-simultaneous, transactions for a portfolio and another account which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the portfolio or the other account.

         >> Finally, substantial investment of Davis Advisors or Davis Family assets in certain mutual funds may lead to conflicts of interest. To mitigate these potential conflicts of interest, Davis Advisors has adopted policies and procedures intended to ensure that all clients are treated fairly over time. Davis Advisors does not receive an incentive-based fee on any account.

PORTFOLIO MANAGER COMPENSATION STRUCTURE. Kenneth Feinberg's compensation as a Davis Advisors employee consists of (i) a base salary, (ii) an annual bonus equal to a percentage of growth in Davis Advisors' profits, (iii) awards of equity ("Units") in Davis Advisors including Units, options on Units, and/or phantom Units, and (iv) an incentive plan whereby Davis

Advisors purchases shares in selected funds managed by Davis Advisors. At the end of specified periods, generally five-years following the date of purchase, some, all, or none of the fund shares will be registered in the employee's name based on fund performance after expenses on a pre-tax basis versus the S&P 500 Index and versus peer groups as defined by Morningstar or Lipper. Davis Advisors' portfolio managers are provided benefits packages including life insurance, health insurance, and participation in company 401(k) plan comparable to that received by other company employees.

Christopher Davis' annual compensation as an employee and general partner of Davis Advisors consists of a base salary. Davis Advisors' portfolio managers are provided benefits packages including life insurance, health insurance, and participation in company 401(k) plan comparable to that received by other company employees.

OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS. As of December 31, 2005, Christopher Davis and Kenneth Feinberg managed twenty-four other mutual funds with $57 billion in assets; ten other pooled investment vehicles with over $1 billion in assets; and over thirty thousand other accounts (primarily managed money/wrap accounts) with over $11 billion in assets. No accounts managed maintain a performance based fee.

SECURITIES OWNERSHIP OF PORTFOLIO MANAGERS. As of September 14, 2006, neither Christopher Davis nor Kenneth Feinberg owned any shares of Roszel/Davis Large Cap Value Portfolio.

The charts in Appendix 2 of the SAI, from page 94 to 101, should be replaced with the charts attached to this supplement.

The section BKF Asset Management from page 106 to 109 of the SAI should be replaced with the following:

DAVIS SELECTED ADVISERS, L.P. ("DAVIS ADVISORS") votes on behalf of its clients in matters of corporate governance through the proxy voting process. Davis Advisors takes its ownership responsibilities very seriously and believes the right to vote proxies for its clients' holdings is a significant asset of the clients. Davis Advisors exercises its voting responsibilities as a fiduciary, solely with the goal of maximizing the value of its clients' investments.

Davis Advisors votes proxies with a focus on the investment implications of each issue. For each proxy vote, Davis Advisors takes into consideration its duty to clients and all other relevant facts known to Davis Advisors at the time of the vote. Therefore, while these guidelines provide a framework for voting, votes are ultimately cast on a case-by-case basis.

Davis Advisors has adopted written Proxy Voting Policies and Procedures and established a Proxy Oversight Group to oversee voting policies and deal with potential conflicts of interest. In evaluating issues, the Proxy Oversight Group may consider information from many sources, including the portfolio manager for each client account, management of a company presenting a proposal, shareholder groups, and independent proxy research services.

GUIDING PRINCIPLES

Creating Value for Existing Shareholders. The most important factors that we consider in evaluating proxy issues are: (i) the Company's or management's long-term track record of creating value for shareholders. In general, we will consider the recommendations of a management with a good record of creating value for shareholders as more credible than the recommendations of managements with a poor record; (ii) whether, in our estimation, the current proposal being considered will significantly enhance or detract from long-term value for existing shareholders; and (iii) whether a poor record of long term performance resulted from poor management or from factors outside of managements control.

Other factors which we consider may include:

(a) Shareholder-Oriented Management. One of the factors that Davis Advisors considers in selecting stocks for investment is the presence of shareholder-oriented management. In general, such managements will have a large ownership stake in the company. They will also have a record of taking actions and supporting policies designed to increase the value of the company's shares and thereby enhance shareholder wealth. Davis Advisors' research analysts are active in meeting with top management of portfolio companies and in discussing their views on policies or actions which could enhance shareholder value. Whether management shows evidence of responding to reasonable shareholder suggestions, and otherwise improving general corporate governance, is a factor which may be taken into consideration in proxy voting.

(b) Allow responsible management teams to run the business. Because we try generally to invest with "owner-oriented" managements (see above), we vote with the recommendation of management on most routine matters, unless circumstances such as long-standing poor performance or a change from our initial assessment indicate otherwise. Examples include the election of directors and ratification of auditors. Davis Advisors supports policies, plans and structures that give management teams appropriate latitude to run the business in the way that is most likely to maximize value for owners. Conversely, Davis Advisors opposes proposals that limit management's ability to do this. Davis Advisors will generally vote with management on shareholder social and environmental proposals on the basis that their impact on share value is difficult to judge and is therefore best done by management.

(c) Preserve and expand the power of shareholders in areas of corporate governance. Equity shareholders are owners of the business, and company boards and management teams are ultimately accountable to them. Davis Advisors supports policies, plans and structures that promote accountability of the board and management to owners, and align the interests of the board and management with owners. Examples include: annual election of all board members and incentive plans that are contingent on delivering value to shareholders. Davis Advisors generally opposes proposals that reduce accountability or misalign interests, including but not limited to classified boards, poison pills, excessive option plans, and repricing of options.

(d) Support compensation policies that reward management teams appropriately for performance. We believe that well thought out incentives are critical to driving long-term shareholder value creation. Management incentives ought to be aligned with the goals of long-term owners. In our view, the basic problem of skyrocketing executive compensation is not high pay for high performance, but high pay for mediocrity or worse. In situations where we feel that the compensation practices at companies we own are not acceptable, we will exercise our discretion to vote against compensation committee members and specific compensation proposals.

Davis Advisors exercises its professional judgment in applying these principles to specific proxy votes. Davis Advisors' Proxy Procedures and Policies provide additional explanation of the analysis which Davis Advisors may conduct when applying these guiding principles to specific proxy votes.

CONFLICTS OF INTEREST

A potential conflict of interest arises when Davis Advisors has business interests that may not be consistent with the best interests of its client. Davis Advisors' Proxy Oversight Group is charged with resolving material potential conflicts of interest which it becomes aware of. It is charged with resolving conflicts in a manner that is consistent with the best interests of clients. There are many acceptable methods of resolving potential conflicts, and the Proxy Oversight Group exercises its judgment and discretion to determine an appropriate means of resolving a potential conflict in any given situation:

         (1) Votes consistent with the "General Proxy Voting Policies," are presumed to be consistent with the best interests of clients;
         (2) Davis Advisors may disclose the conflict to the client and obtain the client's consent prior to voting the proxy;
         (3) Davis Advisors may obtain guidance from an independent third party;
         (4)      The potential conflict may be immaterial; or
         (5) Other reasonable means of resolving potential conflicts of interest which effectively insulate the decision on how to vote client proxies from the conflict.

                                      * * *

This supplement supercedes the supplement dated August 4, 2006. Please retain this supplement with your SAI for future reference.

CHARTS FOR APPENDIX 2
APPENDIX 2 -- SUMMARY OF SUB-ADVISER PROXY VOTING GENERAL GUIDELINES

             SUMMARY OF SUB-ADVISER PROXY VOTING GENERAL GUIDELINES

                  GENERAL GUIDELINES FOR THE BOARD OF DIRECTORS

                                                     Limiting                    Requiring audit
                                     Director       director &           SHP       compensation,
                      Director         and           officer        Eliminating,  and nominating
                      Nominees       officer      liability for    directing, or   committees to                      Stock
                         in       indemnification money damages     restricting    consist only     Term limits     ownership
                     uncontested   and liability  for violating      charitable         of         for outside     requirements
                      elections     protection     the duty of     contributions    independent      directors     for directors
                                                       care                          directors
--------------------------------------------------------------------------------------------------------------------------------
        ISS              CBC           CBC(1)         Against         Against         For SHP       Against SHP     Against SHP
       MLIM              For            N/A             N/A             N/A             For           Against         Against
     JPMorgan            CBC           CBC(1)         Against         Against         For SHP       Against SHP       For SHP
 AllianceBernstein       For           CBC(1)           N/A             N/A             For           Against       Against SHP
    Rittenhouse          CBC           CBC(1)         Against         Against         For SHP       Against SHP     Against SHP
  Davis Advisors         For            CBC           Against         Against           For           Against         Against
    Lord Abbett          MR             N/A             N/A             N/A             N/A             N/A             N/A
      Lazard             MR             For              MR             N/A             For           Against         Against
   Loomis Sayles         For           CBC(1)           N/A           Against           For           Against       Against SHP
        JWS             For(2)          For             CBC             CBC              CBC             MR            MR(3)
        NWQ              CBC           CBC(1)         Against         Against         For SHP       Against SHP     Against SHP
       Fayez             MR             MR            Against            MR              MR         Against SHP     Against SHP
      Marsico            MR             MR               MR              MR              MR              MR              MR
        CCM              MR           For MP          Against            MR             For         Against SHP     Against SHP
        NFJ              MR           For MP          Against           N/A             For         Against SHP     Against SHP
   William Blair         For            CBC             CBC             N/A             N/A             N/A             N/A
     Delaware            CBC           CBC(1)         Against         Against         For SHP       Against SHP     Against SHP
     Franklin            CBC            CBC             CBC           Against           For           Against           CBC
       Kayne         Follows ISS    Follows ISS       Against         Against         For SHP         Against       Against SHP

 Requiring a
 majority of
 independent     Splitting       Fixing the
 directors on   Chairman and    size of the
 the board      CEO positions       board
-----------------------------------------------
    CBC SHP          CBC             For
      For          Against           For
      For            For             For
      For            For             N/A
    For SHP          CBC             For
      N/A            N/A             For
      N/A            N/A             N/A
      For          CBC SHP           N/A
      N/A            For             For
     For(2)          For           For MP;
                                 Against SHP
    CBC SHP          CBC             For
  Follows ISS    Follows ISS          MR
      MR              MR              MR
      For            N/A            For MP
      For            N/A            For MP
      N/A            N/A             For
    For SHP        CBC SHP           For
      For            For             For
  Follows ISS    Follows ISS         For



-----------------------

(1) Votes against proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligations than mere carelessness indemnification. Will vote for only those proposals that provide expanded coverage in cases when a director's or officer's legal defense was unsuccessful if: (1) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and
         (2) only if the director's legal expenses would be covered.
(2)      Will vote against the entire board if less than 75% is independent.
(3) Follows MR as to specific levels of stock ownership but vote for SHP requiring directors to own some shares.


KEY FOR PROXY SUMMARIES
CBC: Case-by-Case
Follows ISS: The Sub-Adviser will follow the recommendation of ISS on each individual proposal.
MR: Follows Management's recommendation
SHP: Shareholder Proposal

CHARTS FOR APPENDIX 2



          GENERAL GUIDELINES FOR PROXY CONTESTS AND CORPORATE DEFENSES
--------------------------------------------------------------------------------------------------------------------------------
                                                                                     Allowing
                       Director                                                    shareholders
                      nominees     Reimbursing                                      to nominate                    Restricting
                         in           proxy           Board         Removal of      or remove        Cumulative   SH ability to
                      contested    solicitation   classification    directors       directors         voting       call special
                      elections      expenses                     only for cause     directly                        meetings
-------------------- ------------ --------------- --------------- --------------- --------------- --------------- --------------
        ISS              CBC           CBC           Against         Against           For           CBC(4)          Against
       MLIM              N/A           N/A           Against           N/A             For           Against           N/A
     JPMorgan            CBC           CBC             CBC           Against           For             CBC           Against
 AllianceBernstein       CBC           N/A           Against           N/A             N/A           Against         Against
    Rittenhouse          CBC           CBC           Against         Against           For             For           Against
  Davis Advisors         CBC           CBC           Against         against           N/A             CBC           Against
    Lord Abbett          MR            N/A           Against           N/A             N/A           Against           N/A
      Lazard             N/A           N/A           Against           N/A             N/A             CBC           Against
   Loomis Sayles         CBC           CBC           Against         Against           For             For           Against
        JWS              CBC           CBC           Against           CBC             CBC           Against         Against
        NWQ              CBC           CBC           Against         Against           For             CBC(4)        Against
       Fayez         Follows ISS   Follows ISS          MR           Against           For           Against         Against
      Marsico            MR             MR              MR              MR              MR              MR              MR
        CCM              MR            N/A           Against           For         Against SHP       Against           For
        NFJ              N/A           N/A           Against           N/A         Against SHP       CBC For           For
   William Blair         CBC           N/A           Against           N/A             N/A             N/A             N/A
     Delaware            CBC           CBC           Against         Against           For             CBC(4)        Against
     Franklin            CBC           CBC           Against         Against           For             For           Against
       Kayne         Follows ISS   Follows ISS          MR           Against           For           Against         Against



                    Management       Removing
                    ability to     restrictions
  SH ability to    alter the      on the right
      act by       size of the     of SH to act
     written      board without    independ. of
     consent       SH approval      management
----------------- --------------- ---------------
       For           Against           N/A
       N/A             N/A             N/A
     Against         Against           For
       For             N/A             N/A
       For           Against           For
       For           Against           For
       N/A             N/A             N/A
       For             N/A             N/A
       For           Against           For
       For             CBC             CBC
       For           Against           N/A
       For           Against           N/A
        MR              MR              MR
     Against         Against           N/A
     Against         Against           N/A
       N/A           Against           N/A
       For           Against           For
       For           Against           For
       For           Against           N/A


--------------------

(4) Votes CBC to allow cumulative voting, but votes against proposals to eliminate it.

CHARTS FOR APPENDIX 2

     GENERAL GUIDELINES FOR TAKEOVERS, TENDER OFFERS, AND CORPORATE DEFENSES


                          Proposal to have
                            poison pills
                            submitted to        Adopting a poison                                                 Lowering the SH
                          shareholders for     pill; MP to ratify     Proposal to redeem   Adopting Fair Price  vote requirement in
                            ratification          a poison pill         a poison pill       Provisions (FPP)       existing FPPs
----------------------- --------------------- --------------------- --------------------- --------------------- -------------------
         ISS                  For SHP                 CBC                 CBC SHP                CBC(5)                 N/A
         MLIM                   For                 Against                 For                   N/A                   N/A
       JPMorgan               For SHP                 CBC                 CBC SHP                 For(5)                N/A
  AllianceBernstein           For SHP                 N/A                   CBC                   CBC                   N/A
     Rittenhouse              For SHP               Against               For SHP                 CBC                 For SHP
    Davis Advisors            Against               Against                 For                   CBC                   For
     Lord Abbett              For SHP                 CBC                   CBC                   For                   N/A
        Lazard                  For                   CBC                   CBC                 Against                 N/A
    Loomis Sayles             For SHP               CBC (MP)             CBC (SHP)                For(5)                For
         JWS                    For                 Against                 For                   CBC                   CBC
         NWQ                  For SHP                 CBC                 CBC SHP                 CBC(5)                N/A
        Fayez                 For SHP             Follows ISS           Follows ISS           Follows ISS               N/A
       Marsico                   MR                    MR                    MR                    MR                    MR
         CCM                    For                   CBC             For MP; CBC SHP           For MP(5)             For SHP
         NFJ                    For                   CBC             For MP; CBC SHP           For MP(5)             For SHP
    William Blair               CBC                 Against               Against               Against                 N/A
       Delaware               For SHP                CBC MP               CBC SHP                 CBC                   For
       Franklin               For SHP               Against                 CBC                   CBC                   CBC
        Kayne                 For SHP             Follows ISS           Follows ISS           Follows ISS           Follows ISS



                               Requiring a
                            super-majority SH
       Anti-Greenmail         vote to effect
        provisions                change
-------------------------   ------------------
           For                   Against
           N/A                     N/A
           For                   Against
           For                   Against
           For                   Against
           For                   Against
           For                     N/A
           N/A                   Against
           For                   Against
           For                   Against
           For                   Against
           For                   Against
            MR                      MR
           For                   Against
           For                   Against
         Against                 Against
           For                   Against
           For                   Against
       Follows ISS               Against


-------------------

(5) Will vote against if SH vote requirement is greater than a majority of disinterested shares.

CHARTS FOR APPENDIX 2


      GENERAL GUIDELINES FOR MISCELLANEOUS CORPORATE GOVERNANCE PROVISIONS


                                                 Independent Vote        Allowing
                                                 Tabulators and       Significant SHs
                                                  Independent         equal access to           Bundled
                                                 Inspectors of       management's proxy      (Conditioned)          Shareholder
                        Confidential voting        elections             materials             Proposals         Advisory Committee
----------------------------------------------------------------------------------------------------------------------------------
         ISS                    For                 For SHP                 For                   CBC                   CBC
         MLIM                   For                   For                   N/A                   N/A                   N/A
       JPMorgan               For SHP               For SHP                 For                   CBC                   N/A
  AllianceBernstein             For                   N/A                   For                   N/A                   N/A
     Rittenhouse              For SHP*              For SHP*                For                   CBC                   For
    Davis Advisors              For                   For                   For                   CBC                   CBC
     Lord Abbett              For SHP                 N/A                   N/A                   N/A                   N/A
        Lazard                  For                   N/A                   N/A                   N/A                 Against
    Loomis Sayles               For                   For                   For                   CBC                   CBC
         JWS                    For               Against SHP               CBC                   CBC               Against SHP
         NWQ                    For                 For SHP                 For                   CBC                   CBC
        Fayez                   For                    MR                   For               Follows ISS           Follows ISS
       Marsico                   MR                    MR                    MR                    MR                    MR
         CCM                    For                   For                   For                   N/A               Against SHP
         NFJ                    For                   For                   For                   N/A               Against SHP
    William Blair               N/A                   N/A                   N/A                   N/A                   CBC
       Delaware                 For                 For SHP                 N/A                   CBC                   N/A
       Franklin                 For                 For SHP                 For                   CBC                   CBC
        Kayne                   For                    MR                   For               Follows ISS           Follows ISS


                          Giving Management
                           authority to
     Changing date,        adjourn a SH
   time, or location      meeting for any
  of annual SH meeting         reason
---------------------- ---------------------
  For MP; Against SHP         Against
          N/A                   N/A
      Against SHP               N/A
      Against SHP               N/A
          N/A                   N/A
          N/A                   N/A
          N/A                   N/A
           MR                 Against
          N/A                   N/A
  For MP; Against SHP           CBC
  For MP; Against SHP         Against
  For MP; Against SHP         Against
           MR                    MR
      Against SHP               N/A
      Against SHP               N/A
          N/A                   N/A
  For MP; Against SHP         Against
  For MP; Against SHP         Against
  For MP, Against SHP         Against



*Votes for SHP as long as the proposals include clauses for proxy contests as follows: In the case of a contested election, management is permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents do not agree, the confidential voting policy is waived.

CHARTS FOR APPENDIX 2

                         GENERAL GUIDELINES FOR AUDITORS

                                                                        Requiring a
                                                                        company to
                                                                       periodically
                                                                        change its
                       Approval of        Restricting ability of        audit firm
                       independent         auditors to provide           (every 5
                         auditors           non-audit services        years or more)
                       -----------        ----------------------      --------------
       ISS                 For                     CBC                      For
       MLIM                For                     N/A                      N/A
     JPMorgan              For(6)                  N/A                      For
AllianceBernstein          For                     CBC                      N/A
   Rittenhouse             For                    CBC(7)                    CBC
  Davis Advisors           For                     CBC                      For
   Lord Abbett              MR                     N/A                      N/A
      Lazard                MR                     N/A                      N/A
  Loomis Sayles            For                     N/A                      N/A
       JWS                 For                   Against                  Against
       NWQ                 For                     CBC                      For
      Fayez                For                 Follows ISS                  For
     Marsico                MR                      MR                       MR
       CCM                 For                 Against SHP              Against SHP
       NFJ                 For                 Against SHP              Against SHP
  William Blair            For                     N/A                      N/A
     Delaware              For                   CBC SHP                  For SHP
     Franklin             For(6)                   CBC                      CBC
      Kayne                For                 Follows ISS              Follows ISS

----------

(6) Will vote against auditor ratification and withhold votes from audit committee members if non-audit fees exceed audit fees.

CHARTS FOR APPENDIX 2

                    GENERAL GUIDELINES FOR CAPITAL STRUCTURE

                                                                                                  Increasing
                        Share                                                                         the
                     repurchase                     Increasing                                       number
                      programs                      number of                                          of
                      where all                     shares of                                      authorized
                       SH can                         common                        Increase         blank
                     participate                      stock          Reverse         shares          check
                      on equal        Stock         authorized        stock         for debt       preferred
                        terms         split         for issue         split      restructuring       shares
                     -----------     -------       -----------     ----------    -------------     ----------
        ISS              For           For             CBC             For             CBC             CBC
       MLIM              For           For             N/A             N/A             N/A             N/A
     JPMorgan          For MP         For MP           CBC            For MP           CBC             CBC
 AllianceBernstein       For           CBC             CBC             N/A             N/A           Against
    Rittenhouse        For MP        For MP**         For(8)         Against           CBC           Against
  Davis Advisors         For           For             CBC             CBC             CBC             CBC
    Lord Abbett          N/A            MR              MR              MR              MR             N/A
      Lazard             For          For MP        For MP(9)         For MP           N/A           Against
   Loomis Sayles       For MP         For MP       Follows ISS         N/A             CBC             CBC
        JWS              For          For(10)          For(11)        For(10)          CBC           Against
        NWQ              For           For             CBC             For             CBC             CBC
       Fayez             For           For         Follows ISS         For         Follows ISS     Follows ISS
      Marsico            MR             MR              MR              MR              MR              MR
        CCM            For MP         For MP          For MP          For MP           CBC           Against
        NFJ            For MP         For MP          For MP          For MP           CBC             N/A
   William Blair         For           N/A             CBC             N/A             CBC             CBC
     Delaware          For MP         For MP           CBC            For MP           For           Against
     Franklin            For          For MP         CBC(11)           For             CBC             CBC
       Kayne             For           For         Follows ISS     Follows ISS     Follows ISS     Follows ISS


                                      Requiring SH
                                      ratification
                         Creating        of blank
                          a new           check
                         class of       preferred     Authorizing     Authorizing
                          common       stock issues   the creation     preferred
                        stock with      for other        of blank       stock with
                         superior      than general       check        reasonable,
                          voting        corporate       preferred       specified
                          rights         purposes         stock           rights
                        ----------    -------------   ------------    ------------
        ISS              Against           For          Against(7)         N/A
       MLIM                N/A             N/A             N/A             N/A
     JPMorgan              N/A             For          Against(8)         For
 AllianceBernstein       Against           N/A           Against           N/A
    Rittenhouse          Against           For           Against           N/A
  Davis Advisors         Against           N/A             CBC             For
    Lord Abbett            N/A             N/A             N/A             N/A
      Lazard               CBC             For           Against         For MP(10)
   Loomis Sayles           N/A             For          Against(10)         N/A
        JWS              Against         Against           CBC           CBC(12)
        NWQ              Against           For           Against(8)        N/A
       Fayez             Against           For           Against           N/A
      Marsico               MR              MR              MR              MR
        CCM              Against           For           Against          For(10)
        NFJ              Against           For           Against          For(10)
   William Blair           N/A             N/A             CBC             For
     Delaware            Against           N/A           Against(8)        For
     Franklin            Against           For           Against(8)        CBC
       Kayne             Against           For          Against(10)      Follows ISS


**Provided split does not result in an increase of authorized but unissued shares of more than 100% after giving effect to the shares needed for the split.


----------

(7)   Will vote for if shares can't be used as a takeover defense.

(8)   Will vote against if the number of shares (post-increase) is excessive.

(9)   As long as not related to anti-takeover measures.

(10) Will vote for where company states that the stock will not be used as a takeover defense or carry superior voting rights.

(11) If not an anti-takeover measure and if not greater than 5 times number currently outstanding.

(12) Votes for MP to increase authorized preferred stock or to create new classes of preferred stock; also votes for the elimination of classes of preferred stock.

CHARTS FOR APPENDIX 2

                GENERAL GUIDELINES FOR COMPENSATION AND BENEFITS

                                                                                                         Employee
                                             Submitting                               SHP to              stock
                                              golden &           Retirement            limit           purchase or
                                                 tin              benefits           executive          ownership
                                             parachutes             for                 and             plans that
                                               for SH             outside            director          apply to all
                      Compensation plans    ratification         directors              pay             employees
                      ------------------    -------------        ----------          ---------         ------------
        ISS                  CBC                 For                N/A                 CBC                CBC
        MLIM           Follows ISS(13)           N/A              Against               N/A                For
      JPMorgan               CBC                 N/A                N/A                 CBC              For(14)
 AllianceBernstein           N/A               For(15)              N/A               Against              CBC
    Rittenhouse              CBC               N/A(16)              N/A                 CBC                For
   Davis Advisors            CBC                 For              Against               CBC                For
    Lord Abbett             For MP               N/A                N/A                 N/A                N/A
       Lazard                For                 N/A                N/A               Against              For
   Loomis Sayles             CBC               For SHP              N/A                 CBC            Follows ISS
        JWS                  For                 For              For(17)             Against            For(18)
        NWQ                  CBC                 For                N/A                 CBC                CBC
       Fayez             Follows ISS             For                N/A               Follows          Follows ISS
      Marsico                 MR                 MR                  MR                 MR                 MR
        CCM                  CBC               For(19)              N/A               Against          For MP(20)
        NFJ                  CBC               For(21)              N/A               Against          For MP(22)
   William Blair             CBC                 CBC              Against               CBC                N/A
      Delaware               CBC                 For              Against             Against              CBC
      Franklin               CBC                 For              Against               CBC                CBC
       Kayne          Follows ISS(23)            For              Against           Follows ISS        Follows ISS


                                                                      Further
                            Implementing           Paying          disclosure of
                              a 401(k)            outside            executive
                               savings           directors              and
                              plan for            only in            director
                              employees            stock                pay
                            ------------        ----------         -------------
        ISS                      For                N/A                 For
        MLIM                     N/A              Against             Against
      JPMorgan                   For                N/A               For SHP
 AllianceBernstein               N/A              Against               For
    Rittenhouse                  For                N/A               CBC SHP
   Davis Advisors                For                CBC                 For
    Lord Abbett                  N/A                N/A                 N/A
       Lazard                    N/A                N/A               Against
   Loomis Sayles                 For                N/A               For SHP
        JWS                      CBC                CBC             Against SHP
        NWQ                      For                N/A                 For
       Fayez                     For                N/A                 For
      Marsico                    MR                  MR                 MR
        CCM                    For MP               N/A             Against SHP
        NFJ                    For MP               N/A             Against SHP
   William Blair                 N/A                N/A                 N/A
      Delaware                   For              Against             For SHP
      Franklin                   For                CBC                 For
       Kayne                     For            Follows ISS         Follows ISS

---------------

(13) If ISS's recommendation is based solely on whether the company's compensation plan satisfies the allowable cap that ISS calculates. If ISS's recommendation is based on additional factors, examines the proposed compensation plan.

(14) Votes for plans with an offering period of 27 months or less and voting power dilution is 10% or less; otherwise, votes against.

(15)  Once they have been negotiated by management.

(16)  Vote for SHP to have golden and tin parachutes eliminated.

(17)  Against all SHP to interfere with director compensation.

(18)  Should not exceed 10% of the number of shares outstanding.

(19) Vote for MP to limit golden parachutes; vote against SHP to limit golden parachutes.

(20)  As long as the plan does not permit a discount greater than 15%.

(21) Vote for MP to limit golden parachutes; vote against SHP to limit golden parachutes.

(22)  As long as the plan does not permit a discount greater than 15%.

(23) If dilutive effect to existing shareholders of stock compensation plan is reasonable, vote may differ from the ISS recommendation.

CHARTS FOR APPENDIX 2

      GENERAL GUIDELINES FOR STATE OF INCORPORATION, MERGERS AND CORPORATE
                                 RESTRUCTURING


                          Opting in          Changing
                          or out of          Company's            Rein-
                            state              state           corporation         Mergers
                          takeover              of               outside             and              Corporate
                          statutes        incorporation          of U.S.         Acquisitions        Restructuring
                       -------------      --------------       ------------      ------------        -------------
        ISS                  CBC                CBC                N/A                CBC                CBC
        MLIM                 N/A                N/A                N/A                N/A                N/A
      JPMorgan               CBC                CBC              Against              CBC                CBC
 AllianceBernstein           CBC                CBC                CBC                CBC                CBC
    Rittenhouse              CBC                CBC                N/A                CBC                CBC
   Davis Advisors            CBC                CBC                CBC                CBC                CBC
    Lord Abbett              N/A                N/A                N/A                N/A                N/A
       Lazard                N/A                N/A                N/A                CBC                CBC
   Loomis Sayles             CBC                CBC                N/A                CBC                CBC
        JWS                Against            For(24)            Against              CBC                CBC
        NWQ                  CBC                CBC                N/A                CBC                CBC
       Fayez             Follows ISS        Follows ISS            N/A            Follows ISS        Follows ISS
      Marsico                MR                 MR                 MR                 MR                 MR
        CCM            For (opting out        CBC(25)              N/A                CBC                CBC
                            only)
        NFJ                  CBC              CBC(26)              N/A                CBC                CBC
   William Blair             N/A                CBC                CBC                For                CBC
      Delaware               CBC                CBC                N/A                CBC                CBC
      Franklin               CBC                CBC              Against              CBC                CBC
       Kayne             Follows ISS        Follows ISS        Follows ISS        Follows ISS        Follows ISS


                                                                      Allowing the
                                                                       board to
                                                                       consider
                                                                         non-
                                                                      shareholder
                                                                     constituents
                                                                       or other
                                                  Proposal           non-financial
                                                  to change          effects when
                                Rights               the              evaluating
                                  of              company's           a business
                               Appraisal            name                change
                              ----------          ---------          --------------
       ISS                        For                For                  N/A
        MLIM                      N/A                For                  N/A
      JPMorgan                    For                For                Against
 AllianceBernstein                N/A                N/A                Against
    Rittenhouse                   For                For                  N/A
   Davis Advisors                 For                For                  N/A
    Lord Abbett                   N/A                N/A                  N/A
       Lazard                     N/A                MR                   N/A
   Loomis Sayles                  For                For                  N/A
        JWS                       CBC             For MP(23)              CBC
        NWQ                       For                For                  N/A
       Fayez                      For                For                  N/A
      Marsico                     MR                 MR                   MR
        CCM                   Against SHP          For MP               Against
        NFJ                   Against SHP          For MP               Against
   William Blair                  N/A                CBC                  N/A
      Delaware                    For                For                Against
      Franklin                    For                For                Against
       Kayne                      For                For              Follows ISS


-------------

(24)  Unless it is an anti-takeover measure.

(25) Votes against reincorporation in a state with more stringent anti-takeover and related provisions.

(26) Votes against reincorporation in a state with more stringent anti-takeover and related provisions.